19. Subsequent Events	12 Months Ended
Dec. 31, 2021
19. Subsequent Events
Subsequent Events
(19)	Subsequent Events

The Company has reviewed and evaluated subsequent events and transactions for material subsequent events through the date the financial statements are issued.

The SBA has continued to forgive the Bank’s PPP loans.  The outstanding balance of PPP loans was $9.3 million at March 11, 2022, as compared to $18.0 million at December 31, 2021.  The decrease from December 31, 2021 to March 11, 2022 was primarily due to PPP loans being forgiven by the SBA.